Note 19 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Total Obligations and Commitments	$ 857
Not later than one year [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	307
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	550
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	0
Later than five years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	0
Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Consulting contract commitments [member]
Statement Line Items [Line Items]
Contractual capital commitments	857
Consulting contract commitments [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	307
Consulting contract commitments [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	550
Consulting contract commitments [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0
Consulting contract commitments [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	$ 0

[1]	According to the operator, Fresnillo, contractual commitments including project development and for continuing operations and purchase orders issued for project capital, sustaining capital, and continuing operations total $13,779 ( December 31, 2022: $47,809), with respect to Juanicipio on a 100% basis as at December 31, 2023.